SunAmerica Asset Management Corp.
733 Third Avenue, Third Floor
New York, NY 10017



March 2, 2000


EDGAR Postmaster, BDM: Postmaster


                    Re:  SunAmerica Style Select Series, Inc.
                         Securities Act File No. 333-11283
                         Post-Effective Amendment No. 21

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the registrant, dated February 28, 2000, no changes were made from the Prospectus and the Statement of Additional Information contained in of the Post Effective Amendment No. 21 to the registrant's Registration Statement on Form N-1A, which was filed electronically with the Commission on February 28, 2000.




                                   Very truly yours,

                                   /s/ Robert M. Zakem
                                   Robert M. Zakem
                                   Senior Vice President
                                   and General Counsel